TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1
Dated March 31, 2006
to the Statement of Additional Information (SAI)
dated February 1, 2006

     Please note that the following series of the TIAA-CREF Institutional Mutual Funds have recently established additional share classes, which are to be offered through a new Retirement Class Prospectus, a new Retail Class Prospectus and a new Statement of Additional Information (SAI), each dated March 31, 2006.

Institutional International Equity Fund		Retail Class
Institutional Growth & Income Fund		Retail Class
Institutional Social Choice Equity Fund		Retail Class
Institutional Equity Index Fund	Retirement Class	Retail Class
Institutional Bond Fund	Retirement Class	Retail Class
Institutional Inflation-Linked Bond Fund	Retirement Class
Institutional Money Market Fund	Retirement Class	Retail Class

     Investors seeking additional information regarding the above-indicated share classes of these Funds should refer to the TIAA-CREF Institutional Mutual Funds’ March 31, 2006 SAI, not to its February 1, 2006 SAI. While the February 1, 2006 SAI also concerns these Funds, it does not cover these Funds’ newly-established share classes.

A11154 3/06